Note 14 - Rehabilitation Provisions (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	November 30,	November 30,
	2020	2019
	($)	($)
Balance at the beginning of year	816,694	795,960
Accretion	13,190	19,863
Change in estimate	(7,036)	1,142
Foreign currency translation adjustments	(7,020)	(271)
Total	815,828	816,694

Rehabilitation provisions [member]
Statement Line Items [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	November 30,	November 30,
	2020	2019
Undiscounted amount of estimated cash flows (US$)	235,000	235,000
Life expectancy (years)	5	6
Inflation rate	1.20%	1.90%
Discount rate	0.36%	1.73%
	November 30,	November 30,
	2020	2019
Undiscounted amount of estimated cash flows (CAD$)	490,000	490,000
Life expectancy (years)	3	4
Inflation rate	0.80%	2.10%
Discount rate	0.29%	1.51%